Note 2 - Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 13,984	$ 15,822
Bad debt expense	4,226	6,155
Write-offs to accounts receivable	(2,172)	(8,163)
Recoveries to accounts receivable	341	13
Other	1,868	157
Balance	$ 18,247	$ 13,984